Shareholder Report	12 Months Ended
	Oct. 31, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Income Opportunities Fund
Entity Central Index Key	0000882381
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000006295
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Income Opportunities Fund
Class Name	Class A
Trading Symbol	DINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Index:

↑ Exposure to emerging markets debt.

↑ Exposure to non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

↑ Exposure to agency MBS, most notably an off-benchmark exposure to agency collateralized mortgage obligations (CMOs).

↓ Underweight exposure to U.S. Treasury securities.

↓ Shorter-than-benchmark duration positioning, which was unfavorable as interest rates generally declined.

↓ Off-benchmark investments in U.S. Treasury futures and credit default swaps, which are derivative securities used primarily for duration and risk management.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	Bloomberg U.S. Aggregate Index	Global Fixed Income Opportunities Blend Index	Bloomberg Global Aggregate (Hedged USD) Index
10/15	$9,667	$10,000	$10,000	$10,000
11/15	$9,677	$9,974	$9,834	$10,005
12/15	$9,550	$9,941	$9,887	$9,978
1/16	$9,449	$10,078	$9,972	$10,123
2/16	$9,382	$10,150	$10,194	$10,221
3/16	$9,603	$10,243	$10,470	$10,305
4/16	$9,698	$10,282	$10,609	$10,322
5/16	$9,686	$10,285	$10,467	$10,366
6/16	$9,746	$10,470	$10,773	$10,563
7/16	$9,915	$10,536	$10,854	$10,627
8/16	$10,012	$10,524	$10,801	$10,621
9/16	$10,035	$10,517	$10,860	$10,620
10/16	$10,026	$10,437	$10,559	$10,517
11/16	$9,941	$10,190	$10,140	$10,343
12/16	$10,033	$10,205	$10,093	$10,371
1/17	$10,096	$10,225	$10,056	$10,334
2/17	$10,175	$10,293	$10,142	$10,422
3/17	$10,219	$10,288	$10,138	$10,417
4/17	$10,319	$10,367	$10,206	$10,488
5/17	$10,418	$10,447	$10,266	$10,549
6/17	$10,461	$10,437	$10,237	$10,520
7/17	$10,543	$10,481	$10,271	$10,554
8/17	$10,587	$10,575	$10,364	$10,650
9/17	$10,631	$10,525	$10,317	$10,601
10/17	$10,694	$10,531	$10,360	$10,646
11/17	$10,738	$10,518	$10,376	$10,663
12/17	$10,764	$10,566	$10,399	$10,686
1/18	$10,866	$10,444	$10,325	$10,610
2/18	$10,816	$10,345	$10,302	$10,586
3/18	$10,842	$10,412	$10,387	$10,674
4/18	$10,835	$10,334	$10,349	$10,634
5/18	$10,770	$10,408	$10,387	$10,674
6/18	$10,761	$10,395	$10,407	$10,694
7/18	$10,850	$10,398	$10,409	$10,697
8/18	$10,823	$10,465	$10,441	$10,730
9/18	$10,871	$10,397	$10,402	$10,689
10/18	$10,807	$10,315	$10,381	$10,668
11/18	$10,759	$10,377	$10,432	$10,720
12/18	$10,758	$10,567	$10,583	$10,875
1/19	$10,968	$10,679	$10,695	$10,990
2/19	$11,040	$10,673	$10,708	$11,003
3/19	$11,152	$10,878	$10,899	$11,200
4/19	$11,244	$10,881	$10,906	$11,207
5/19	$11,316	$11,074	$11,063	$11,368
6/19	$11,530	$11,213	$11,218	$11,528
7/19	$11,622	$11,238	$11,306	$11,618
8/19	$11,715	$11,529	$11,563	$11,882
9/19	$11,682	$11,468	$11,509	$11,827
10/19	$11,731	$11,502	$11,489	$11,806
11/19	$11,720	$11,496	$11,476	$11,792
12/19	$11,798	$11,488	$11,452	$11,768
1/20	$11,911	$11,709	$11,659	$11,981
2/20	$11,900	$11,920	$11,802	$12,127
3/20	$10,872	$11,850	$11,618	$11,938
4/20	$11,171	$12,061	$11,806	$12,132
5/20	$11,469	$12,117	$11,839	$12,166
6/20	$11,768	$12,193	$11,898	$12,227
7/20	$11,984	$12,375	$12,028	$12,360
8/20	$11,989	$12,275	$11,941	$12,271
9/20	$12,013	$12,269	$11,985	$12,316
10/20	$12,016	$12,214	$11,986	$12,317
11/20	$12,230	$12,334	$12,054	$12,387
12/20	$12,352	$12,351	$12,091	$12,425
1/21	$12,334	$12,262	$12,026	$12,358
2/21	$12,272	$12,085	$11,839	$12,166
3/21	$12,232	$11,934	$11,793	$12,118
4/21	$12,277	$12,028	$11,823	$12,150
5/21	$12,325	$12,068	$11,850	$12,177
6/21	$12,352	$12,153	$11,908	$12,236
7/21	$12,401	$12,288	$12,056	$12,388
8/21	$12,428	$12,265	$12,032	$12,364
9/21	$12,369	$12,159	$11,918	$12,247
10/21	$12,331	$12,155	$11,887	$12,215
11/21	$12,270	$12,191	$11,972	$12,302
12/21	$12,319	$12,160	$11,923	$12,252
1/22	$12,236	$11,898	$11,736	$12,060
2/22	$12,068	$11,765	$11,580	$11,899
3/22	$11,945	$11,439	$11,330	$11,643
4/22	$11,755	$11,005	$11,025	$11,330
5/22	$11,676	$11,076	$11,010	$11,314
6/22	$11,398	$10,902	$10,843	$11,142
7/22	$11,565	$11,168	$11,119	$11,426
8/22	$11,489	$10,853	$10,829	$11,128
9/22	$11,234	$10,384	$10,481	$10,771
10/22	$11,232	$10,249	$10,446	$10,734
11/22	$11,436	$10,626	$10,712	$11,007
12/22	$11,429	$10,578	$10,585	$10,877
1/23	$11,707	$10,904	$10,829	$11,128
2/23	$11,586	$10,622	$10,656	$10,951
3/23	$11,729	$10,891	$10,893	$11,193
4/23	$11,797	$10,957	$10,949	$11,251
5/23	$11,724	$10,838	$10,906	$11,207
6/23	$11,769	$10,800	$10,899	$11,200
7/23	$11,838	$10,792	$10,903	$11,204
8/23	$11,835	$10,723	$10,889	$11,190
9/23	$11,764	$10,451	$10,701	$10,997
10/23	$11,711	$10,286	$10,625	$10,919
11/23	$12,021	$10,751	$10,991	$11,294
12/23	$12,381	$11,163	$11,342	$11,655
1/24	$12,430	$11,132	$11,320	$11,632
2/24	$12,385	$10,975	$11,242	$11,552
3/24	$12,511	$11,076	$11,343	$11,656
4/24	$12,392	$10,797	$11,161	$11,469
5/24	$12,544	$10,980	$11,259	$11,570
6/24	$12,647	$11,084	$11,357	$11,671
7/24	$12,854	$11,343	$11,577	$11,896
8/24	$12,990	$11,505	$11,703	$12,026
9/24	$13,152	$11,660	$11,839	$12,166
10/24	$13,036	$11,370	$11,679	$12,001
11/24	$13,193	$11,491	$11,818	$12,144
12/24	$13,173	$11,303	$11,727	$12,051
1/25	$13,280	$11,363	$11,772	$12,097
2/25	$13,440	$11,613	$11,914	$12,243
3/25	$13,414	$11,617	$11,864	$12,192
4/25	$13,489	$11,663	$11,981	$12,312
5/25	$13,541	$11,579	$11,942	$12,271
6/25	$13,753	$11,757	$12,125	$12,389
7/25	$13,789	$11,726	$12,093	$12,379
8/25	$13,995	$11,866	$12,238	$12,447
9/25	$14,125	$11,996	$12,371	$12,538
10/25	$14,234	$12,071	$12,449	$12,637

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	9.19%	3.45%	3.95%
Class A, with 3.25% maximum front end sales charge	5.69%	2.77%	3.59%
Bloomberg U.S. Aggregate Index	6.16%	(0.24)%	1.90%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	6.59%	0.76%	2.21%
Bloomberg Global Aggregate (Hedged USD) Index	5.30%	0.52%	2.37%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 324,846,625
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 1,859,896
InvestmentCompanyPortfolioTurnover	304.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$324,846,625
# of Portfolio Holdings	333
Portfolio Turnover Rate	304%
Total Advisory Fees Paid	$1,859,896

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.5%
Short-Term Investments	0.8%
Investment Companies	3.8%
Commercial Mortgage-Backed Securities	4.3%
Collateralized Mortgage Obligations - Agency Collateral Series	10.0%
Asset-Backed Securities	13.2%
Mortgages - Other	13.8%
Agency Fixed Rate Mortgages	15.9%
Sovereign	17.9%
Corporate Bonds	19.8%

Credit Ratings Selection [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	9.4%
Not Rated	3.7%
D	2.8%
CC	1.0%
CCC	7.4%
B	18.0%
BB	21.9%
BBB	25.9%
A	4.7%
AA	3.1%
AAA	2.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information please contact us at 1-800-869-6397.

At a meeting held on April 23-24, 2025, the Board of Trustees (the "Trustees") of the Fund, formerly Morgan Stanley Global Fixed Income Opportunities Fund (the "Acquired Fund") unanimously approved the reorganiztion of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management, Inc. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). On September 15, 2025, a special meeting of shareholders was held and the Reorganization was approved. The Reorganization occurred at the close of busness on November 7, 2025.

Material Fund Change Strategies [Text Block]

At a meeting held on April 23-24, 2025, the Board of Trustees (the "Trustees") of the Fund, formerly Morgan Stanley Global Fixed Income Opportunities Fund (the "Acquired Fund") unanimously approved the reorganiztion of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management, Inc. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). On September 15, 2025, a special meeting of shareholders was held and the Reorganization was approved. The Reorganization occurred at the close of busness on November 7, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information please contact us at 1-800-869-6397.
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155980
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Income Opportunities Fund
Class Name	Class C
Trading Symbol	MSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.61%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Index:

↑ Exposure to emerging markets debt.

↑ Exposure to non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

↑ Exposure to agency MBS, most notably an off-benchmark exposure to agency collateralized mortgage obligations (CMOs).

↓ Underweight exposure to U.S. Treasury securities.

↓ Shorter-than-benchmark duration positioning, which was unfavorable as interest rates generally declined.

↓ Off-benchmark investments in U.S. Treasury futures and credit default swaps, which are derivative securities used primarily for duration and risk management.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Index	Global Fixed Income Opportunities Blend Index	Bloomberg Global Aggregate (Hedged USD) Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,988	$9,974	$9,834	$10,005
12/15	$9,870	$9,941	$9,887	$9,978
01/16	$9,742	$10,078	$9,972	$10,123
02/16	$9,687	$10,150	$10,194	$10,221
03/16	$9,891	$10,243	$10,470	$10,305
04/16	$10,002	$10,282	$10,609	$10,322
05/16	$9,984	$10,285	$10,467	$10,366
06/16	$10,022	$10,470	$10,773	$10,563
07/16	$10,190	$10,536	$10,854	$10,627
08/16	$10,302	$10,524	$10,801	$10,621
09/16	$10,321	$10,517	$10,860	$10,620
10/16	$10,303	$10,437	$10,559	$10,517
11/16	$10,192	$10,190	$10,140	$10,343
12/16	$10,280	$10,205	$10,093	$10,371
01/17	$10,358	$10,225	$10,056	$10,334
02/17	$10,415	$10,293	$10,142	$10,422
03/17	$10,454	$10,288	$10,138	$10,417
04/17	$10,550	$10,367	$10,206	$10,488
05/17	$10,646	$10,447	$10,266	$10,549
06/17	$10,703	$10,437	$10,237	$10,520
07/17	$10,780	$10,481	$10,271	$10,554
08/17	$10,819	$10,575	$10,364	$10,650
09/17	$10,858	$10,525	$10,317	$10,601
10/17	$10,897	$10,531	$10,360	$10,646
11/17	$10,935	$10,518	$10,376	$10,663
12/17	$10,955	$10,566	$10,399	$10,686
01/18	$11,053	$10,444	$10,325	$10,610
02/18	$10,997	$10,345	$10,302	$10,586
03/18	$11,017	$10,412	$10,387	$10,674
04/18	$11,022	$10,334	$10,349	$10,634
05/18	$10,929	$10,408	$10,387	$10,674
06/18	$10,914	$10,395	$10,407	$10,694
07/18	$10,997	$10,398	$10,409	$10,697
08/18	$10,982	$10,465	$10,441	$10,730
09/18	$11,005	$10,397	$10,402	$10,689
10/18	$10,933	$10,315	$10,381	$10,668
11/18	$10,879	$10,377	$10,432	$10,720
12/18	$10,871	$10,567	$10,583	$10,875
01/19	$11,077	$10,679	$10,695	$10,990
02/19	$11,164	$10,673	$10,708	$11,003
03/19	$11,250	$10,878	$10,899	$11,200
04/19	$11,335	$10,881	$10,906	$11,207
05/19	$11,401	$11,074	$11,063	$11,368
06/19	$11,610	$11,213	$11,218	$11,528
07/19	$11,696	$11,238	$11,306	$11,618
08/19	$11,782	$11,529	$11,563	$11,882
09/19	$11,762	$11,468	$11,509	$11,827
10/19	$11,783	$11,502	$11,489	$11,806
11/19	$11,765	$11,496	$11,476	$11,792
12/19	$11,837	$11,488	$11,452	$11,768
01/20	$11,944	$11,709	$11,659	$11,981
02/20	$11,926	$11,920	$11,802	$12,127
03/20	$10,886	$11,850	$11,618	$11,938
04/20	$11,180	$12,061	$11,806	$12,132
05/20	$11,472	$12,117	$11,839	$12,166
06/20	$11,765	$12,193	$11,898	$12,227
07/20	$11,973	$12,375	$12,028	$12,360
08/20	$11,971	$12,275	$11,941	$12,271
09/20	$11,988	$12,269	$11,985	$12,316
10/20	$11,982	$12,214	$11,986	$12,317
11/20	$12,189	$12,334	$12,054	$12,387
12/20	$12,303	$12,351	$12,091	$12,425
01/21	$12,276	$12,262	$12,026	$12,358
02/21	$12,208	$12,085	$11,839	$12,166
03/21	$12,161	$11,934	$11,793	$12,118
04/21	$12,199	$12,028	$11,823	$12,150
05/21	$12,260	$12,068	$11,850	$12,177
06/21	$12,258	$12,153	$11,908	$12,236
07/21	$12,299	$12,288	$12,056	$12,388
08/21	$12,319	$12,265	$12,032	$12,364
09/21	$12,253	$12,159	$11,918	$12,247
10/21	$12,207	$12,155	$11,887	$12,215
11/21	$12,140	$12,191	$11,972	$12,302
12/21	$12,181	$12,160	$11,923	$12,252
01/22	$12,091	$11,898	$11,736	$12,060
02/22	$11,917	$11,765	$11,580	$11,899
03/22	$11,788	$11,439	$11,330	$11,643
04/22	$11,593	$11,005	$11,025	$11,330
05/22	$11,508	$11,076	$11,010	$11,314
06/22	$11,226	$10,902	$10,843	$11,142
07/22	$11,405	$11,168	$11,119	$11,426
08/22	$11,323	$10,853	$10,829	$11,128
09/22	$11,065	$10,384	$10,481	$10,771
10/22	$11,034	$10,249	$10,446	$10,734
11/22	$11,227	$10,626	$10,712	$11,007
12/22	$11,213	$10,578	$10,585	$10,877
01/23	$11,502	$10,904	$10,829	$11,128
02/23	$11,353	$10,622	$10,656	$10,951
03/23	$11,486	$10,891	$10,893	$11,193
04/23	$11,568	$10,957	$10,949	$11,251
05/23	$11,466	$10,838	$10,906	$11,207
06/23	$11,503	$10,800	$10,899	$11,200
07/23	$11,586	$10,792	$10,903	$11,204
08/23	$11,552	$10,723	$10,889	$11,190
09/23	$11,476	$10,451	$10,701	$10,997
10/23	$11,417	$10,286	$10,625	$10,919
11/23	$11,718	$10,751	$10,991	$11,294
12/23	$12,069	$11,163	$11,342	$11,655
01/24	$12,118	$11,132	$11,320	$11,632
02/24	$12,074	$10,975	$11,242	$11,552
03/24	$12,196	$11,076	$11,343	$11,656
04/24	$12,081	$10,797	$11,161	$11,469
05/24	$12,229	$10,980	$11,259	$11,570
06/24	$12,329	$11,084	$11,357	$11,671
07/24	$12,531	$11,343	$11,577	$11,896
08/24	$12,664	$11,505	$11,703	$12,026
09/24	$12,821	$11,660	$11,839	$12,166
10/24	$12,708	$11,370	$11,679	$12,001
11/24	$12,862	$11,491	$11,818	$12,144
12/24	$12,842	$11,303	$11,727	$12,051
01/25	$12,946	$11,363	$11,772	$12,097
02/25	$13,102	$11,613	$11,914	$12,243
03/25	$13,077	$11,617	$11,864	$12,192
04/25	$13,150	$11,663	$11,981	$12,312
05/25	$13,200	$11,579	$11,942	$12,271
06/25	$13,407	$11,757	$12,125	$12,389
07/25	$13,442	$11,726	$12,093	$12,379
08/25	$13,643	$11,866	$12,238	$12,447
09/25	$13,770	$11,996	$12,371	$12,538
10/25	$13,876	$12,071	$12,449	$12,637

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	8.23%	2.68%	3.33%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	7.23%	2.68%	3.33%
Bloomberg U.S. Aggregate Index	6.16%	(0.24)%	1.90%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	6.59%	0.76%	2.21%
Bloomberg Global Aggregate (Hedged USD) Index	5.30%	0.52%	2.37%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 324,846,625
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 1,859,896
InvestmentCompanyPortfolioTurnover	304.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$324,846,625
# of Portfolio Holdings	333
Portfolio Turnover Rate	304%
Total Advisory Fees Paid	$1,859,896

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.5%
Short-Term Investments	0.8%
Investment Companies	3.8%
Commercial Mortgage-Backed Securities	4.3%
Collateralized Mortgage Obligations - Agency Collateral Series	10.0%
Asset-Backed Securities	13.2%
Mortgages - Other	13.8%
Agency Fixed Rate Mortgages	15.9%
Sovereign	17.9%
Corporate Bonds	19.8%

Credit Ratings Selection [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	9.4%
Not Rated	3.7%
D	2.8%
CC	1.0%
CCC	7.4%
B	18.0%
BB	21.9%
BBB	25.9%
A	4.7%
AA	3.1%
AAA	2.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information please contact us at 1-800-869-6397.

At a meeting held on April 23-24, 2025, the Board of Trustees (the "Trustees") of the Fund, formerly Morgan Stanley Global Fixed Income Opportunities Fund (the "Acquired Fund") unanimously approved the reorganiztion of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management, Inc. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). On September 15, 2025, a special meeting of shareholders was held and the Reorganization was approved. The Reorganization occurred at the close of busness on November 7, 2025.

Material Fund Change Strategies [Text Block]

At a meeting held on April 23-24, 2025, the Board of Trustees (the "Trustees") of the Fund, formerly Morgan Stanley Global Fixed Income Opportunities Fund (the "Acquired Fund") unanimously approved the reorganiztion of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management, Inc. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). On September 15, 2025, a special meeting of shareholders was held and the Reorganization was approved. The Reorganization occurred at the close of busness on November 7, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information please contact us at 1-800-869-6397.
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006298
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Income Opportunities Fund
Class Name	Class I
Trading Symbol	DINDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Index:

↑ Exposure to emerging markets debt.

↑ Exposure to non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

↑ Exposure to agency MBS, most notably an off-benchmark exposure to agency collateralized mortgage obligations (CMOs).

↓ Underweight exposure to U.S. Treasury securities.

↓ Shorter-than-benchmark duration positioning, which was unfavorable as interest rates generally declined.

↓ Off-benchmark investments in U.S. Treasury futures and credit default swaps, which are derivative securities used primarily for duration and risk management.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Index	Global Fixed Income Opportunities Blend Index	Bloomberg Global Aggregate (Hedged USD) Index
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$999,571	$997,358	$983,444	$1,000,460
12/15	$988,695	$994,135	$988,671	$997,753
1/16	$976,749	$1,007,816	$997,239	$1,012,349
2/16	$972,074	$1,014,965	$1,019,445	$1,022,079
3/16	$993,098	$1,024,277	$1,046,993	$1,030,494
4/16	$1,004,917	$1,028,209	$1,060,920	$1,032,243
5/16	$1,003,978	$1,028,473	$1,046,687	$1,036,607
6/16	$1,010,383	$1,046,952	$1,077,253	$1,056,340
7/16	$1,027,908	$1,053,571	$1,085,373	$1,062,651
8/16	$1,038,136	$1,052,366	$1,080,101	$1,062,109
9/16	$1,040,830	$1,051,750	$1,086,048	$1,061,982
10/16	$1,039,988	$1,043,705	$1,055,905	$1,051,685
11/16	$1,031,591	$1,019,017	$1,013,952	$1,034,316
12/16	$1,041,325	$1,020,455	$1,009,294	$1,037,150
1/17	$1,048,046	$1,022,457	$1,005,618	$1,033,372
2/17	$1,056,509	$1,029,329	$1,014,226	$1,042,218
3/17	$1,061,261	$1,028,789	$1,013,758	$1,041,737
4/17	$1,071,792	$1,036,728	$1,020,633	$1,048,802
5/17	$1,082,280	$1,044,708	$1,026,590	$1,054,924
6/17	$1,087,016	$1,043,657	$1,023,717	$1,051,971
7/17	$1,097,595	$1,048,148	$1,027,082	$1,055,429
8/17	$1,100,536	$1,057,549	$1,036,442	$1,065,048
9/17	$1,107,245	$1,052,512	$1,031,658	$1,060,131
10/17	$1,112,079	$1,053,122	$1,036,009	$1,064,602
11/17	$1,116,904	$1,051,770	$1,037,614	$1,066,252
12/17	$1,119,832	$1,056,597	$1,039,933	$1,068,635
1/18	$1,132,603	$1,044,429	$1,032,510	$1,061,006
2/18	$1,127,790	$1,034,528	$1,030,182	$1,058,614
3/18	$1,128,778	$1,041,163	$1,038,723	$1,067,391
4/18	$1,130,248	$1,033,419	$1,034,858	$1,063,420
5/18	$1,121,787	$1,040,794	$1,038,724	$1,067,392
6/18	$1,123,131	$1,039,514	$1,040,660	$1,069,382
7/18	$1,130,528	$1,039,761	$1,040,945	$1,069,675
8/18	$1,129,923	$1,046,452	$1,044,145	$1,072,963
9/18	$1,135,329	$1,039,713	$1,040,150	$1,068,858
10/18	$1,127,012	$1,031,497	$1,038,118	$1,066,769
11/18	$1,124,430	$1,037,654	$1,043,197	$1,071,989
12/18	$1,122,541	$1,056,718	$1,058,266	$1,087,473
1/19	$1,146,579	$1,067,939	$1,069,475	$1,098,992
2/19	$1,154,238	$1,067,321	$1,070,760	$1,100,312
3/19	$1,166,028	$1,087,815	$1,089,938	$1,120,019
4/19	$1,173,705	$1,088,094	$1,090,587	$1,120,687
5/19	$1,183,486	$1,107,409	$1,106,280	$1,136,813
6/19	$1,205,832	$1,121,316	$1,121,792	$1,152,753
7/19	$1,213,578	$1,123,782	$1,130,619	$1,161,824
8/19	$1,225,546	$1,152,902	$1,156,260	$1,188,172
9/19	$1,222,387	$1,146,761	$1,150,902	$1,182,666
10/19	$1,227,665	$1,150,215	$1,148,915	$1,180,625
11/19	$1,226,819	$1,149,630	$1,147,567	$1,179,239
12/19	$1,235,249	$1,148,828	$1,145,214	$1,176,822
1/20	$1,247,217	$1,170,937	$1,165,881	$1,198,059
2/20	$1,246,360	$1,192,012	$1,180,151	$1,212,722
3/20	$1,138,056	$1,184,998	$1,161,784	$1,193,848
4/20	$1,169,309	$1,206,062	$1,180,591	$1,213,175
5/20	$1,202,594	$1,211,678	$1,183,938	$1,216,614
6/20	$1,233,802	$1,219,310	$1,189,846	$1,222,685
7/20	$1,256,393	$1,237,523	$1,202,849	$1,236,047
8/20	$1,257,264	$1,227,534	$1,194,132	$1,227,090
9/20	$1,259,992	$1,226,861	$1,198,495	$1,231,572
10/20	$1,260,539	$1,221,383	$1,198,582	$1,231,662
11/20	$1,285,202	$1,233,367	$1,205,421	$1,238,690
12/20	$1,298,213	$1,235,067	$1,209,124	$1,242,495
1/21	$1,296,560	$1,226,212	$1,202,639	$1,235,831
2/21	$1,288,277	$1,208,504	$1,183,931	$1,216,607
3/21	$1,284,404	$1,193,414	$1,179,267	$1,211,814
4/21	$1,291,613	$1,202,842	$1,182,350	$1,214,982
5/21	$1,296,837	$1,206,772	$1,184,989	$1,217,694
6/21	$1,297,729	$1,215,251	$1,190,768	$1,223,632
7/21	$1,303,089	$1,228,839	$1,205,567	$1,238,840
8/21	$1,306,224	$1,226,499	$1,203,152	$1,236,358
9/21	$1,300,389	$1,215,880	$1,191,793	$1,224,686
10/21	$1,296,676	$1,215,545	$1,188,677	$1,221,483
11/21	$1,292,955	$1,219,141	$1,197,156	$1,230,196
12/21	$1,298,391	$1,216,021	$1,192,300	$1,225,207
1/22	$1,287,781	$1,189,823	$1,173,568	$1,205,958
2/22	$1,270,511	$1,176,549	$1,157,957	$1,189,916
3/22	$1,258,012	$1,143,863	$1,132,996	$1,164,266
4/22	$1,238,579	$1,100,455	$1,102,545	$1,132,975
5/22	$1,230,621	$1,107,551	$1,101,028	$1,131,416
6/22	$1,201,923	$1,090,175	$1,084,319	$1,114,245
7/22	$1,219,558	$1,116,813	$1,111,937	$1,142,626
8/22	$1,211,994	$1,085,256	$1,082,909	$1,112,797
9/22	$1,185,722	$1,038,366	$1,048,145	$1,077,074
10/22	$1,183,379	$1,024,917	$1,044,558	$1,073,387
11/22	$1,204,847	$1,062,609	$1,071,176	$1,100,740
12/22	$1,206,802	$1,057,816	$1,058,534	$1,087,749
1/23	$1,236,067	$1,090,358	$1,082,915	$1,112,803
2/23	$1,223,706	$1,062,167	$1,065,643	$1,095,054
3/23	$1,238,911	$1,089,148	$1,089,273	$1,119,336
4/23	$1,248,686	$1,095,749	$1,094,881	$1,125,099
5/23	$1,238,873	$1,083,818	$1,090,570	$1,120,669
6/23	$1,243,799	$1,079,952	$1,089,919	$1,120,001
7/23	$1,251,217	$1,079,200	$1,090,272	$1,120,363
8/23	$1,251,217	$1,072,306	$1,088,902	$1,118,956
9/23	$1,244,051	$1,045,057	$1,070,124	$1,099,659
10/23	$1,238,795	$1,028,565	$1,062,526	$1,091,851
11/23	$1,273,848	$1,075,145	$1,099,059	$1,129,392
12/23	$1,309,172	$1,116,300	$1,134,183	$1,165,486
1/24	$1,314,616	$1,113,235	$1,131,960	$1,163,201
2/24	$1,310,167	$1,097,507	$1,124,193	$1,155,220
3/24	$1,323,575	$1,107,641	$1,134,330	$1,165,637
4/24	$1,313,956	$1,079,664	$1,116,067	$1,146,869
5/24	$1,330,058	$1,097,968	$1,125,942	$1,157,018
6/24	$1,341,056	$1,108,362	$1,135,712	$1,167,057
7/24	$1,362,887	$1,134,250	$1,157,653	$1,189,603
8/24	$1,377,377	$1,150,549	$1,170,332	$1,202,633
9/24	$1,394,562	$1,165,955	$1,183,913	$1,216,588
10/24	$1,382,830	$1,137,040	$1,167,892	$1,200,125
11/24	$1,399,520	$1,149,062	$1,181,764	$1,214,380
12/24	$1,397,669	$1,130,257	$1,172,695	$1,205,061
1/25	$1,409,160	$1,136,253	$1,177,239	$1,209,730
2/25	$1,426,070	$1,161,253	$1,191,414	$1,224,296
3/25	$1,423,779	$1,161,690	$1,186,443	$1,219,188
4/25	$1,431,899	$1,166,255	$1,198,124	$1,231,191
5/25	$1,437,605	$1,157,905	$1,194,163	$1,227,121
6/25	$1,460,180	$1,175,709	$1,212,525	$1,238,873
7/25	$1,464,290	$1,172,608	$1,209,327	$1,237,881
8/25	$1,489,061	$1,186,633	$1,223,791	$1,244,665
9/25	$1,500,824	$1,199,578	$1,237,141	$1,253,833
10/25	$1,513,354	$1,207,072	$1,244,870	$1,263,731

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	9.44%	3.72%	4.23%
Bloomberg U.S. Aggregate Index	6.16%	(0.24)%	1.90%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	6.59%	0.76%	2.21%
Bloomberg Global Aggregate (Hedged USD) Index	5.30%	0.52%	2.37%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 324,846,625
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 1,859,896
InvestmentCompanyPortfolioTurnover	304.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$324,846,625
# of Portfolio Holdings	333
Portfolio Turnover Rate	304%
Total Advisory Fees Paid	$1,859,896

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.5%
Short-Term Investments	0.8%
Investment Companies	3.8%
Commercial Mortgage-Backed Securities	4.3%
Collateralized Mortgage Obligations - Agency Collateral Series	10.0%
Asset-Backed Securities	13.2%
Mortgages - Other	13.8%
Agency Fixed Rate Mortgages	15.9%
Sovereign	17.9%
Corporate Bonds	19.8%

Credit Ratings Selection [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	9.4%
Not Rated	3.7%
D	2.8%
CC	1.0%
CCC	7.4%
B	18.0%
BB	21.9%
BBB	25.9%
A	4.7%
AA	3.1%
AAA	2.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information please contact us at 1-800-869-6397.

At a meeting held on April 23-24, 2025, the Board of Trustees (the "Trustees") of the Fund, formerly Morgan Stanley Global Fixed Income Opportunities Fund (the "Acquired Fund") unanimously approved the reorganiztion of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management, Inc. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). On September 15, 2025, a special meeting of shareholders was held and the Reorganization was approved. The Reorganization occurred at the close of busness on November 7, 2025.

Material Fund Change Strategies [Text Block]

At a meeting held on April 23-24, 2025, the Board of Trustees (the "Trustees") of the Fund, formerly Morgan Stanley Global Fixed Income Opportunities Fund (the "Acquired Fund") unanimously approved the reorganiztion of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management, Inc. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). On September 15, 2025, a special meeting of shareholders was held and the Reorganization was approved. The Reorganization occurred at the close of busness on November 7, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information please contact us at 1-800-869-6397.
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006297
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Income Opportunities Fund
Class Name	Class L
Trading Symbol	DINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$127	1.22%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Index:

↑ Exposure to emerging markets debt.

↑ Exposure to non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

↑ Exposure to agency MBS, most notably an off-benchmark exposure to agency collateralized mortgage obligations (CMOs).

↓ Underweight exposure to U.S. Treasury securities.

↓ Shorter-than-benchmark duration positioning, which was unfavorable as interest rates generally declined.

↓ Off-benchmark investments in U.S. Treasury futures and credit default swaps, which are derivative securities used primarily for duration and risk management.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	Bloomberg U.S. Aggregate Index	Global Fixed Income Opportunities Blend Index	Bloomberg Global Aggregate (Hedged USD) Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,991	$9,974	$9,834	$10,005
12/15	$9,876	$9,941	$9,887	$9,978
01/16	$9,769	$10,078	$9,972	$10,123
02/16	$9,699	$10,150	$10,194	$10,221
03/16	$9,907	$10,243	$10,470	$10,305
04/16	$10,022	$10,282	$10,609	$10,322
05/16	$10,008	$10,285	$10,467	$10,366
06/16	$10,068	$10,470	$10,773	$10,563
07/16	$10,240	$10,536	$10,854	$10,627
08/16	$10,338	$10,524	$10,801	$10,621
09/16	$10,361	$10,517	$10,860	$10,620
10/16	$10,348	$10,437	$10,559	$10,517
11/16	$10,258	$10,190	$10,140	$10,343
12/16	$10,351	$10,205	$10,093	$10,371
01/17	$10,414	$10,225	$10,056	$10,334
02/17	$10,494	$10,293	$10,142	$10,422
03/17	$10,536	$10,288	$10,138	$10,417
04/17	$10,637	$10,367	$10,206	$10,488
05/17	$10,737	$10,447	$10,266	$10,549
06/17	$10,780	$10,437	$10,237	$10,520
07/17	$10,861	$10,481	$10,271	$10,554
08/17	$10,905	$10,575	$10,364	$10,650
09/17	$10,948	$10,525	$10,317	$10,601
10/17	$11,011	$10,531	$10,360	$10,646
11/17	$11,035	$10,518	$10,376	$10,663
12/17	$11,058	$10,566	$10,399	$10,686
01/18	$11,181	$10,444	$10,325	$10,610
02/18	$11,127	$10,345	$10,302	$10,586
03/18	$11,152	$10,412	$10,387	$10,674
04/18	$11,141	$10,334	$10,349	$10,634
05/18	$11,072	$10,408	$10,387	$10,674
06/18	$11,061	$10,395	$10,407	$10,694
07/18	$11,150	$10,398	$10,409	$10,697
08/18	$11,120	$10,465	$10,441	$10,730
09/18	$11,168	$10,397	$10,402	$10,689
10/18	$11,100	$10,315	$10,381	$10,668
11/18	$11,049	$10,377	$10,432	$10,720
12/18	$11,046	$10,567	$10,583	$10,875
01/19	$11,259	$10,679	$10,695	$10,990
02/19	$11,330	$10,673	$10,708	$11,003
03/19	$11,442	$10,878	$10,899	$11,200
04/19	$11,514	$10,881	$10,906	$11,207
05/19	$11,606	$11,074	$11,063	$11,368
06/19	$11,822	$11,213	$11,218	$11,528
07/19	$11,894	$11,238	$11,306	$11,618
08/19	$12,007	$11,529	$11,563	$11,882
09/19	$11,971	$11,468	$11,509	$11,827
10/19	$12,016	$11,502	$11,489	$11,806
11/19	$12,002	$11,496	$11,476	$11,792
12/19	$12,079	$11,488	$11,452	$11,768
01/20	$12,191	$11,709	$11,659	$11,981
02/20	$12,177	$11,920	$11,802	$12,127
03/20	$11,122	$11,850	$11,618	$11,938
04/20	$11,406	$12,061	$11,806	$12,132
05/20	$11,730	$12,117	$11,839	$12,166
06/20	$12,012	$12,193	$11,898	$12,227
07/20	$12,230	$12,375	$12,028	$12,360
08/20	$12,255	$12,275	$11,941	$12,271
09/20	$12,277	$12,269	$11,985	$12,316
10/20	$12,255	$12,214	$11,986	$12,317
11/20	$12,493	$12,334	$12,054	$12,387
12/20	$12,615	$12,351	$12,091	$12,425
01/21	$12,592	$12,262	$12,026	$12,358
02/21	$12,527	$12,085	$11,839	$12,166
03/21	$12,462	$11,934	$11,793	$12,118
04/21	$12,527	$12,028	$11,823	$12,150
05/21	$12,573	$12,068	$11,850	$12,177
06/21	$12,598	$12,153	$11,908	$12,236
07/21	$12,645	$12,288	$12,056	$12,388
08/21	$12,648	$12,265	$12,032	$12,364
09/21	$12,606	$12,159	$11,918	$12,247
10/21	$12,562	$12,155	$11,887	$12,215
11/21	$12,497	$12,191	$11,972	$12,302
12/21	$12,544	$12,160	$11,923	$12,252
01/22	$12,433	$11,898	$11,736	$12,060
02/22	$12,259	$11,765	$11,580	$11,899
03/22	$12,153	$11,439	$11,330	$11,643
04/22	$11,958	$11,005	$11,025	$11,330
05/22	$11,874	$11,076	$11,010	$11,314
06/22	$11,589	$10,902	$10,843	$11,142
07/22	$11,756	$11,168	$11,119	$11,426
08/22	$11,676	$10,853	$10,829	$11,128
09/22	$11,414	$10,384	$10,481	$10,771
10/22	$11,385	$10,249	$10,446	$10,734
11/22	$11,589	$10,626	$10,712	$11,007
12/22	$11,602	$10,578	$10,585	$10,877
01/23	$11,881	$10,904	$10,829	$11,128
02/23	$11,755	$10,622	$10,656	$10,951
03/23	$11,873	$10,891	$10,893	$11,193
04/23	$11,961	$10,957	$10,949	$11,251
05/23	$11,884	$10,838	$10,906	$11,207
06/23	$11,902	$10,800	$10,899	$11,200
07/23	$11,992	$10,792	$10,903	$11,204
08/23	$11,986	$10,723	$10,889	$11,190
09/23	$11,886	$10,451	$10,701	$10,997
10/23	$11,851	$10,286	$10,625	$10,919
11/23	$12,160	$10,751	$10,991	$11,294
12/23	$12,496	$11,163	$11,342	$11,655
01/24	$12,566	$11,132	$11,320	$11,632
02/24	$12,518	$10,975	$11,242	$11,552
03/24	$12,642	$11,076	$11,343	$11,656
04/24	$12,518	$10,797	$11,161	$11,469
05/24	$12,668	$10,980	$11,259	$11,570
06/24	$12,768	$11,084	$11,357	$11,671
07/24	$12,974	$11,343	$11,577	$11,896
08/24	$13,108	$11,505	$11,703	$12,026
09/24	$13,266	$11,660	$11,839	$12,166
10/24	$13,143	$11,370	$11,679	$12,001
11/24	$13,298	$11,491	$11,818	$12,144
12/24	$13,247	$11,303	$11,727	$12,051
01/25	$13,377	$11,363	$11,772	$12,097
02/25	$13,533	$11,613	$11,914	$12,243
03/25	$13,478	$11,617	$11,864	$12,192
04/25	$13,576	$11,663	$11,981	$12,312
05/25	$13,624	$11,579	$11,942	$12,271
06/25	$13,833	$11,757	$12,125	$12,389
07/25	$13,838	$11,726	$12,093	$12,379
08/25	$14,068	$11,866	$12,238	$12,447
09/25	$14,199	$11,996	$12,371	$12,538
10/25	$14,308	$12,071	$12,449	$12,637

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	8.86%	3.15%	3.65%
Bloomberg U.S. Aggregate Index	6.16%	(0.24)%	1.90%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	6.59%	0.76%	2.21%
Bloomberg Global Aggregate (Hedged USD) Index	5.30%	0.52%	2.37%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 324,846,625
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 1,859,896
InvestmentCompanyPortfolioTurnover	304.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$324,846,625
# of Portfolio Holdings	333
Portfolio Turnover Rate	304%
Total Advisory Fees Paid	$1,859,896

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.5%
Short-Term Investments	0.8%
Investment Companies	3.8%
Commercial Mortgage-Backed Securities	4.3%
Collateralized Mortgage Obligations - Agency Collateral Series	10.0%
Asset-Backed Securities	13.2%
Mortgages - Other	13.8%
Agency Fixed Rate Mortgages	15.9%
Sovereign	17.9%
Corporate Bonds	19.8%

Credit Ratings Selection [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	9.4%
Not Rated	3.7%
D	2.8%
CC	1.0%
CCC	7.4%
B	18.0%
BB	21.9%
BBB	25.9%
A	4.7%
AA	3.1%
AAA	2.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information please contact us at 1-800-869-6397.

At a meeting held on April 23-24, 2025, the Board of Trustees (the "Trustees") of the Fund, formerly Morgan Stanley Global Fixed Income Opportunities Fund (the "Acquired Fund") unanimously approved the reorganiztion of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management, Inc. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). On September 15, 2025, a special meeting of shareholders was held and the Reorganization was approved. The Reorganization occurred at the close of busness on November 7, 2025.

Material Fund Change Strategies [Text Block]

At a meeting held on April 23-24, 2025, the Board of Trustees (the "Trustees") of the Fund, formerly Morgan Stanley Global Fixed Income Opportunities Fund (the "Acquired Fund") unanimously approved the reorganiztion of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management, Inc. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). On September 15, 2025, a special meeting of shareholders was held and the Reorganization was approved. The Reorganization occurred at the close of busness on November 7, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information please contact us at 1-800-869-6397.
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126926
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Income Opportunities Fund
Class Name	Class R6
Trading Symbol	MGFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Index:

↑ Exposure to emerging markets debt.

↑ Exposure to non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

↑ Exposure to agency MBS, most notably an off-benchmark exposure to agency collateralized mortgage obligations (CMOs).

↓ Underweight exposure to U.S. Treasury securities.

↓ Shorter-than-benchmark duration positioning, which was unfavorable as interest rates generally declined.

↓ Off-benchmark investments in U.S. Treasury futures and credit default swaps, which are derivative securities used primarily for duration and risk management.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Index	Global Fixed Income Opportunities Blend Index	Bloomberg Global Aggregate (Hedged USD) Index
10/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
11/15	$5,006,970	$4,986,791	$4,917,219	$5,002,302
12/15	$4,943,706	$4,970,676	$4,943,356	$4,988,766
1/16	$4,884,089	$5,039,078	$4,986,194	$5,061,744
2/16	$4,860,834	$5,074,825	$5,097,225	$5,110,396
3/16	$4,966,317	$5,121,386	$5,234,967	$5,152,468
4/16	$5,025,757	$5,141,044	$5,304,599	$5,161,217
5/16	$5,021,423	$5,142,363	$5,233,437	$5,183,035
6/16	$5,053,800	$5,234,760	$5,386,264	$5,281,698
7/16	$5,141,803	$5,267,855	$5,426,865	$5,313,254
8/16	$5,202,660	$5,261,831	$5,400,506	$5,310,546
9/16	$5,207,207	$5,258,748	$5,430,242	$5,309,912
10/16	$5,203,383	$5,218,525	$5,279,525	$5,258,426
11/16	$5,161,621	$5,095,087	$5,069,761	$5,171,578
12/16	$5,210,579	$5,102,273	$5,046,469	$5,185,749
1/17	$5,244,459	$5,112,285	$5,028,088	$5,166,860
2/17	$5,287,028	$5,146,644	$5,071,131	$5,211,091
3/17	$5,311,051	$5,143,946	$5,068,791	$5,208,687
4/17	$5,364,002	$5,183,642	$5,103,166	$5,244,010
5/17	$5,416,790	$5,223,541	$5,132,951	$5,274,618
6/17	$5,450,416	$5,218,283	$5,118,586	$5,259,856
7/17	$5,494,031	$5,240,739	$5,135,412	$5,277,146
8/17	$5,518,708	$5,287,747	$5,182,212	$5,325,238
9/17	$5,542,999	$5,262,562	$5,158,290	$5,300,656
10/17	$5,567,332	$5,265,611	$5,180,046	$5,323,012
11/17	$5,591,711	$5,258,852	$5,188,070	$5,331,258
12/17	$5,606,604	$5,282,987	$5,199,667	$5,343,175
1/18	$5,670,765	$5,222,144	$5,162,548	$5,305,031
2/18	$5,646,857	$5,172,641	$5,150,908	$5,293,070
3/18	$5,661,849	$5,205,813	$5,193,614	$5,336,955
4/18	$5,659,658	$5,167,095	$5,174,290	$5,317,098
5/18	$5,617,695	$5,203,972	$5,193,621	$5,336,962
6/18	$5,624,767	$5,197,571	$5,203,301	$5,346,910
7/18	$5,662,216	$5,198,807	$5,204,727	$5,348,375
8/18	$5,659,630	$5,232,259	$5,220,724	$5,364,813
9/18	$5,686,776	$5,198,566	$5,200,752	$5,344,290
10/18	$5,645,258	$5,157,485	$5,190,590	$5,333,847
11/18	$5,632,621	$5,188,272	$5,215,985	$5,359,944
12/18	$5,623,474	$5,283,588	$5,291,329	$5,437,366
1/19	$5,744,256	$5,339,697	$5,347,374	$5,494,958
2/19	$5,782,915	$5,336,603	$5,353,799	$5,501,561
3/19	$5,842,279	$5,439,076	$5,449,688	$5,600,097
4/19	$5,881,038	$5,440,468	$5,452,935	$5,603,433
5/19	$5,930,420	$5,537,045	$5,531,399	$5,684,063
6/19	$6,042,745	$5,606,580	$5,608,960	$5,763,764
7/19	$6,092,379	$5,618,912	$5,653,096	$5,809,118
8/19	$6,142,169	$5,764,508	$5,781,298	$5,940,859
9/19	$6,137,261	$5,733,806	$5,754,509	$5,913,330
10/19	$6,154,054	$5,751,077	$5,744,575	$5,903,123
11/19	$6,150,155	$5,748,149	$5,737,836	$5,896,197
12/19	$6,192,755	$5,744,142	$5,726,072	$5,884,109
1/20	$6,253,077	$5,854,686	$5,829,407	$5,990,295
2/20	$6,259,848	$5,960,062	$5,900,754	$6,063,612
3/20	$5,706,479	$5,924,988	$5,808,919	$5,969,242
4/20	$5,863,611	$6,030,311	$5,902,957	$6,065,876
5/20	$6,030,986	$6,058,388	$5,919,688	$6,083,068
6/20	$6,187,933	$6,096,551	$5,949,232	$6,113,427
7/20	$6,301,653	$6,187,615	$6,014,243	$6,180,233
8/20	$6,306,427	$6,137,670	$5,970,662	$6,135,449
9/20	$6,331,403	$6,134,305	$5,992,473	$6,157,862
10/20	$6,323,638	$6,106,914	$5,992,909	$6,158,310
11/20	$6,447,681	$6,166,836	$6,027,104	$6,193,449
12/20	$6,513,283	$6,175,334	$6,045,621	$6,212,477
1/21	$6,505,303	$6,131,058	$6,013,193	$6,179,154
2/21	$6,464,082	$6,042,522	$5,919,656	$6,083,036
3/21	$6,445,113	$5,967,071	$5,896,334	$6,059,070
4/21	$6,481,751	$6,014,211	$5,911,748	$6,074,909
5/21	$6,508,464	$6,033,860	$5,924,943	$6,088,468
6/21	$6,513,414	$6,076,254	$5,953,840	$6,118,162
7/21	$6,552,021	$6,144,193	$6,027,837	$6,194,202
8/21	$6,557,030	$6,132,494	$6,015,761	$6,181,792
9/21	$6,539,531	$6,079,400	$5,958,965	$6,123,429
10/21	$6,510,184	$6,077,723	$5,943,383	$6,107,417
11/21	$6,491,936	$6,095,705	$5,985,778	$6,150,982
12/21	$6,519,688	$6,080,107	$5,961,502	$6,126,036
1/22	$6,466,906	$5,949,117	$5,867,839	$6,029,788
2/22	$6,380,624	$5,882,747	$5,789,787	$5,949,582
3/22	$6,318,336	$5,719,313	$5,664,981	$5,821,331
4/22	$6,221,161	$5,502,277	$5,512,725	$5,664,873
5/22	$6,181,621	$5,537,753	$5,505,142	$5,657,081
6/22	$6,037,884	$5,450,877	$5,421,593	$5,571,226
7/22	$6,126,930	$5,584,067	$5,559,686	$5,713,130
8/22	$6,089,219	$5,426,280	$5,414,547	$5,563,985
9/22	$5,957,421	$5,191,830	$5,240,727	$5,385,368
10/22	$5,946,214	$5,124,584	$5,222,789	$5,366,936
11/22	$6,066,303	$5,313,044	$5,355,882	$5,503,701
12/22	$6,064,698	$5,289,078	$5,292,672	$5,438,747
1/23	$6,212,171	$5,451,791	$5,414,577	$5,564,016
2/23	$6,150,338	$5,310,833	$5,328,214	$5,475,269
3/23	$6,227,087	$5,445,741	$5,446,363	$5,596,679
4/23	$6,276,577	$5,478,746	$5,474,403	$5,625,494
5/23	$6,227,851	$5,419,090	$5,452,851	$5,603,347
6/23	$6,253,195	$5,399,762	$5,449,597	$5,600,003
7/23	$6,291,099	$5,395,998	$5,451,362	$5,601,816
8/23	$6,291,759	$5,361,532	$5,444,512	$5,594,778
9/23	$6,256,407	$5,225,287	$5,350,621	$5,498,295
10/23	$6,230,647	$5,142,825	$5,312,631	$5,459,256
11/23	$6,407,452	$5,375,725	$5,495,295	$5,646,962
12/23	$6,585,708	$5,581,502	$5,670,915	$5,827,429
1/24	$6,626,369	$5,566,175	$5,659,799	$5,816,006
2/24	$6,591,684	$5,487,534	$5,620,964	$5,776,099
3/24	$6,672,539	$5,538,206	$5,671,651	$5,828,185
4/24	$6,611,830	$5,398,319	$5,580,333	$5,734,347
5/24	$6,693,531	$5,489,838	$5,629,711	$5,785,088
6/24	$6,749,533	$5,541,812	$5,678,560	$5,835,286
7/24	$6,860,107	$5,671,252	$5,788,264	$5,948,017
8/24	$6,933,752	$5,752,747	$5,851,660	$6,013,163
9/24	$7,034,111	$5,829,773	$5,919,563	$6,082,940
10/24	$6,962,140	$5,685,201	$5,839,459	$6,000,624
11/24	$7,046,822	$5,745,310	$5,908,820	$6,071,901
12/24	$7,038,255	$5,651,284	$5,863,476	$6,025,304
1/25	$7,096,889	$5,681,265	$5,886,194	$6,048,649
2/25	$7,196,283	$5,806,263	$5,957,070	$6,121,482
3/25	$7,171,819	$5,808,448	$5,932,213	$6,095,939
4/25	$7,213,557	$5,831,276	$5,990,620	$6,155,957
5/25	$7,243,133	$5,789,523	$5,970,815	$6,135,606
6/25	$7,384,861	$5,878,545	$6,062,624	$6,194,363
7/25	$7,392,128	$5,863,039	$6,046,633	$6,189,406
8/25	$7,517,089	$5,933,164	$6,118,953	$6,223,323
9/25	$7,560,318	$5,997,888	$6,185,704	$6,269,163
10/25	$7,591,418	$6,035,360	$6,224,350	$6,318,654

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	9.04%	3.72%	4.26%
Bloomberg U.S. Aggregate Index	6.16%	(0.24)%	1.90%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	6.59%	0.76%	2.21%
Bloomberg Global Aggregate (Hedged USD) Index	5.30%	0.52%	2.37%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 324,846,625
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 1,859,896
InvestmentCompanyPortfolioTurnover	304.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$324,846,625
# of Portfolio Holdings	333
Portfolio Turnover Rate	304%
Total Advisory Fees Paid	$1,859,896

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.5%
Short-Term Investments	0.8%
Investment Companies	3.8%
Commercial Mortgage-Backed Securities	4.3%
Collateralized Mortgage Obligations - Agency Collateral Series	10.0%
Asset-Backed Securities	13.2%
Mortgages - Other	13.8%
Agency Fixed Rate Mortgages	15.9%
Sovereign	17.9%
Corporate Bonds	19.8%

Credit Ratings Selection [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	9.4%
Not Rated	3.7%
D	2.8%
CC	1.0%
CCC	7.4%
B	18.0%
BB	21.9%
BBB	25.9%
A	4.7%
AA	3.1%
AAA	2.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information please contact us at 1-800-869-6397.

At a meeting held on April 23-24, 2025, the Board of Trustees (the "Trustees") of the Fund, formerly Morgan Stanley Global Fixed Income Opportunities Fund (the "Acquired Fund") unanimously approved the reorganiztion of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management, Inc. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). On September 15, 2025, a special meeting of shareholders was held and the Reorganization was approved. The Reorganization occurred at the close of busness on November 7, 2025.

Material Fund Change Strategies [Text Block]

At a meeting held on April 23-24, 2025, the Board of Trustees (the "Trustees") of the Fund, formerly Morgan Stanley Global Fixed Income Opportunities Fund (the "Acquired Fund") unanimously approved the reorganiztion of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management, Inc. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). On September 15, 2025, a special meeting of shareholders was held and the Reorganization was approved. The Reorganization occurred at the close of busness on November 7, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information please contact us at 1-800-869-6397.
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports